Income Taxes	3 Months Ended
Dec. 31, 2020
Income Taxes
Income Taxes

Note 10 — Income Taxes

The Company’s general and administrative costs are generally considered start-up costs and are not currently deductible.

The income tax provision (benefit) consists of the following:

Period from September 23, 2020
(inception) through December 31,
2020
Current
Federal	$—
State	—
Deferred
Federal	(33,474)
State	—
Valuation allowance	33,474
Income tax (benefit) provision	$—

The Company’s net deferred tax assets are as follows:

December 31, 2020
Deferred tax assets:
Net-operating loss carryforward	$15,716
Start-up/Organization costs	17,758
Total deferred tax assets	33,474
Valuation allowance	(33,474)
Deferred tax asset, net of allowance	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance.

There were no unrecognized tax benefits as of December 31, 2020. No amounts were accrued for the payment of interest and penalties at December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows:

December 31, 2020
Statutory federal income tax rate	21.0%
Change in fair value of derivative warrant liabilities	(19.4)%
Financing costs – derivative warrant liabilities	(0.8)%
Change in valuation allowance	(0.8)%
Income tax provision expense	0.0%